Cost of Sales - Time Charter, Voyage and Port Terminal Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Fuel	$ 21,867	$ 28,111	$ 20,710
Time charter	5,790	4,058	5,887
Ports payroll and related costs	14,405	11,093	8,557
Ports repairs and maintenance	3,042	1,950	2,038
Ports rent	1,557	1,101	887
Ports insurances	3,631	2,974	2,954
Docking expenses	2,546	3,088	3,382
Maritime and regulatory fees	1,978	1,297	1,455
Towing expenses	3,362	3,891	5,348
Other expenses	5,850	6,338	4,201
Total	$ 64,028	$ 63,901	$ 55,419